FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number
811-22429

Institutional Investor Trust
Exact name of registrant as specified in charter.

1400 Center Road, Venice, FL 34292
Address of principal executive offices. Zip code.

Corporation Service Company
84 State Street, Boston, MA 02109
Name and address of agent for service.

941-493-3600
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

June 30, 2016
Date of reporting period.

Item 1: Report to Stockholders.

# INSTITUTIONAL INVESTOR TRUST

## SECTOR ALLOCATION MODEL FUND SERIES (SAMSX)#

# SEMIANNUAL REPORT

## JUNE 30, 2016

1400 Center Road
Venice, Florida 34292
800-338-9476

Table of Contents

Sector Allocation Model Fund Series

Schedule of Investments	1
Financial Statements	2
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	6
Supplemental Information	8
Expenses	8
Proxy Voting	8
Disclosure of Portfolio Holdings	9
Approval of Investment Advisory Agreement	9

Schedule of Investments

June 30, 2016

(Unaudited)

Investments by Standard & Poors 500 Sectors

Exchange Traded Funds 96.89%
Holding	Shares	Value
1-3 Month Treasury: 48.04%
1-3 Month Treasury Select Sector SPDR	346,226	$15,822,528
Consumer Discretionary: 24.12%
Consumer Discretionary Select Sector SPDR	101,758	7,943,230
Utilities: 24.73%
Utilities Select Sector SPDR	113,599	8,145,616
Total Investments: 96.89% (Identified Cost $31,839,899)		$31,911,374
Cash & Equivalents*: (1.29%)		(424,479)
Other Assets & Liabilities, Net: 4.40%		1,447,486
Net Assets: 100.0%		$32,934,381

* Non-restricted collateralized interest-earning bank account deposit.

Financial Statements

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets
Investment in Securities, at Fair Value (Cost $31,839,899)	$31,911,374
Cash and Equivalents	(424,479)
Receivables
Dividends and Interest	173
Investment Securities Sold	1,443,815
Receivable from Advisor	3,498
Total Assets	32,934,381

Liabilities	—
Total Liabilities	—

Net Assets	$32,934,381

Net Assets Consist of:
Paid in Capital	$36,203,658
Accumulated Net Investment Loss	(174,132)
Accumulated Net Realized Loss on Investments	(3,166,620)
Net Unrealized Appreciation on Investments	71,475
Total Net Assets	$32,934,381

Capital Shares Outstanding (Unlimited Number of Shares at $10.00 Par Value)	3,065,670

Net Asset Value Per Share	$10.74

Financial Statements (Continued)

Statement of Operations

June 30, 2016

(Unaudited)

$36,203
Dividends	$137,541
Interest	764
Total $36,203	138,305

Operating Expense
Professional fees	24,500
Registration fees	1,027
Custodian fees	17,312
Administrative expenses	6,492
Miscellaneous	1,015
Total operating expenses	50,346
Less fees waived by advisor	(3,498)
Total operating expenses, net of fees waived	46,848

Net Investment Income	91,457

Realized and Unrealized Gain from Investments
Change in unrealized appreciation in investments	104,848
Net realized gain on investments	27,315
Total realized and unrealized gain from investments	132,163

Net Increase in Net Assets Resulting from Operations	$223,620

Financial Statements (Continued)

Statement of Changes in Net Assets

	Six Months Ending June 30, 2016 (Unaudited)	Year Ended December 31, 2015 (Audited)
Increase in Net Assets from Operations
Net investment income	$91.,457	($265,589)
Net realized gain (loss) on investments	27,315	(3,196,984)
Change in unrealized appreciation (depreciation) in investments	104,848	(5,136,025)
Net increase (decrease) in net assets resulting from operations	223,620	(8,598,598)

Distributions to Shareholders
Net investment income	0	(149,889)
Return of paid in capital	0	(25,645)
Total distributions to shareholders	0	(175,534)

Capital Share Transactions
Shares sold	271,136	3,271,813
Reinvested distributions	0	117,353
Shares redeemed	(7,458,282)	(62,097,234)
Total capital share transactions	(7,187,146)	(58,708,068)

Net (Decrease) in Net Investments	($6,963,526)	($67,482,200)

Net Assets
Beginning of period	39,897,907	107,389,107
End of period (including undistributed net investment income of $0.00 and $0.00 respectively)	$32,934,381	$39,897,907

Financial Highlights

	06/30/16 (Unaudited)	12/31/15 (Audited)	12/31/14 (Audited)	12/31/13 (Audited)	12/31/12 (Audited)	12/31/11 (Audited)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.68	$12.16	$13.31	$10.90	$10.71	$10.81
Income from Investment Operations:
Net Investment (Loss) Income (1)	.03	(.05)	.12	.12	.19	.15
Net Realized and Unrealized (Loss) Gain on Investments	.03	(1.40)	.80	3.19	1.34	(.10)
Total Income from Investment Operations	.06	(1.45)	.92	3.31	1.53	.05
Distributions
Distributions from Net Investment Income	.00	(.026)	(.95)	(.88)	(1.14)	(.15)
Distributions from Net Realized Gains on Investments	.00	.00	(1.12)	(.02)	(.20)	.00
Distributions from Return of Capital	.00	(.004)	.00	.00	.00	.00
Total Distributions	.00	(.03)	.00	(.90)	(1.34)	(.15)
Net Asset Value, End of Period	$10.74	$10.68	$12.16	$13.31	$10.90	$10.71

Total Return Before Taxes: (2)	(11.68%)	(12.17%)	6.85%	29.37%	11.92%	.31%

Ratios and Supplemental Data:
Net Assets, End of Period	$32,934,381	$39,897,907	$107,380,107	$98,313,656	$57,960,756	$36,775,105
Operating Expenses to Average Net Assets Before Fee Waiver	.13%	.85%	.97%	1.01%	1.07%	1.06%
Operating Expenses to Average Net Assets After Fee Waiver	.13%	.85%	.97%	1.00%	1.00%	1.00%
Investment Income to Average Net Assets Before Expenses	.37%	.46%	1.85%	2.01%	2.63%	2.34%
Investment Income to Average Net Assets After Expenses	.24%	(.40%)	.89%	1.01%	1.63%	1.34%
Portfolio Turnover Rate (3)	173.16%	590.23%	347.54%	125.59%	414.83%	288.01%

(1)        Based on average shares outstanding

(2)        Total investment return is calculated assuming an initial investment made at the net asset value at the start of operations, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)        The Fund’s investment strategy will likely result in a high portfolio turnover rate which will increase brokerage commissions and/or generate additional capital gains for tax purposes, thereby decreasing investment returns.

Notes to Financial Statements

June 30, 2016

(Unaudited)

Note A — Organization

The Institutional Investor Trust (the “Trust”), was organized under the laws of the State of Massachusetts as a Massachusetts Business Trust on June 3, 2010 and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment management company. The Trust is authorized to issue an indefinite number of shares of common stock in series with a par value of $10.00 per share. Currently, the Trust offers one fund, the Sector Allocation Model Fund (the “Fund”). Effective September 7, 2010, the Trust's shares were registered under Section 8(a) of the Securities Act of 1933. The primary investment objective of the Fund is to outperform the S&P 500 modestly as the market moves up and dramatically as it moves down. The first investment transaction occurred on September 13, 2010.

Note B — Significant Accounting Policies

The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

•	Security Valuation — All investments in securities are recorded at their estimated fair value, as described in NOTE C. The fund invests solely in Exchange Traded Funds which are valued at the last quoted price on the New York Stock Exchange.
•	Investment Income — Dividend income is recorded as of the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses are determined on the identified cost basis.
•	Distributions to Shareholders — Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
•	Income Tax Status — No provision for income taxes is included in the accompanying financial statements as the Trust regularly distributes to shareholders its taxable investment income and realized gains under provision of the Internal Revenue Code applicable to regulated investment companies. Management has evaluated the Trust’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns expected to be filed for 2016.
•	Security Transactions — The Trust follows industry practice and records security transactions on the trade date.
•	Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.
•	Cash and Equivalents — The Cash and Equivalents component of portfolio holdings contains no restricted funds. It is comprised of non-restricted collateralized interest-bearing bank account deposits.

Note C — Securities Valuation

Accounting standards provide a framework for fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

•	Level 1 — Inputs to the valuation methodology are actual quoted prices in active markets for identical securities.
•	Level 2 — Inputs to the valuation methodology include indirect observable inputs including prices for similar assets and market corroborated inputs. If the asset has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset.
•	Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for securities measured at fair value on a recurring basis.

Exchange traded funds — Securities traded on a national securities exchange are stated at the last reported trade price on the day of valuation on or after 4:00 p.m. New York Time as received by the valuation service, Bloomberg. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The following table presents the Trust’s fair value hierarchy as of June 30, 2016:

	Total	Level 1	Level 2	Level 3
2016
Exchange Traded Funds	$ 31,911,374	$ 31,911,374	$ —	$ —

Note D — Subsequent Events

In preparing these financial statements management of the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

Notes to Financial Statements (Continued)

Note E — Distributions to Shareholders

There were no distributions to shareholders during the period covered by this semiannual report.

Note F — Tax Basis Components of Distributable Earnings

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment loss	($265,589))
Net investment loss	(174,132)
Short-term capital loss	(3,868,350)
Long-term capital gains	701,730
Unrealized appreciation	71,475
(3,534,866)

Capital loss carryforward has no expiration.

Note G — Investment Advisory Agreement

The Fund has a written agreement (the Agreement) for management and investment advisory services with Institutional Investor Advisers, Inc. which is owned 100% by Trust Companies of America, Inc. (TCA). TCA is controlled by the Trust’s President and his family. The Agreement provides for advisor fees to be computed on the average daily net asset value. Annual percentage rate provided by the Agreement in computing investment advisory fees is 0.75% and the fees incurred in 2016 as of June 30 were $0.00.

Under terms of the agreement, the Fund’s total normal operating costs cannot exceed 1% of the Fund’s average net asset value in any one year. Expenses associated with normal operating costs in excess of 1% shall be paid by the Advisor. In 2016 as of June 30, total expenses for the Fund exceeded the 1% limit on normal operating costs by $3,498.

Note H — Capital Share Transactions

As of June 30, 2016, an unlimited number of capital shares with a par value of $10.00 were authorized. Transactions of the Fund in capital shares for the period ended June 30, 2016 were as follows:

Shares sold	25,349
Shares redeemed	(695,813)
Net increase	(670,464)

Note I — Investment Transactions

Purchases and sales and accumulated gross unrealized appreciation and depreciation of investment securities during 2016 and the tax cost of investment securities at June 30, 2016 were as follows:

Securities
Purchases	$64,183,628
Sales	71,100,539

Gross unrealized appreciation in securities	191,482
Gross unrealized depreciation in securities	(120,007)
Net unrealized appreciation in securities	71,475

Tax Cost	$31,839,899

Notes to Financial Statements (Continued)

Note J — Transactions with Affiliates

In addition to the investment advisory fees discussed in NOTE G, the Fund pays fees to other related entities, all of which are 100% owned by TCA, primarily for custodianship of assets. The Fund does not have an affiliated broker. Total fees paid to TCA subsidiaries for services other than investment advising aggregated approximately $17,312 for 2016 as of June 30.

The number of shares held by the President of the Trust, employees of the Advisor, and other affiliated persons (there were no related or unrelated shareholders who were a beneficial owner of 5% or more of the fund ) at June 30, 2016 were 126,654 at a value of $1,360,265.

Note K — Market Risk

The Trust is exposed to market risk on the amount invested in marketable securities. The maximum amount of loss the Trust would incur is limited to the amount recorded in the 2016 financial statements. The Trust does not hold any collateral on the marketable securities. This exposure to risk is customary for all entities which have invested in financial instruments.

Note L — Broker Allocations

The placement of orders for the purchase and sale of portfolio securities is made under the control of the Adviser, subject to the overall supervision of the Board of Trustees.

Supplemental Information

Expenses

The examples in the following table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. They illustrate your fund’s costs in two ways:

Based on actual fund return. This example is intended to help you estimate the actual expenses you paid over the period. The “Ending Account Value” is derived from the fund’s actual return, and the “Expenses Paid During the Period” shows the dollar amount of expenses. You can use this information, together with the amount you actually invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000. For example, if your account value is $8,600, divide that amount by $1,000, and then multiply the result—8.6—by the dollar amount for your fund under the heading “Expenses Paid During Period.”

Based on a hypothetical 5% return. This example is intended to help you compare your fund’s costs with those of other mutual funds. It uses the actual expense ratio for your fund, but it assumes a yearly return of 5% before expenses. Because the return used is not the fund’s actual return, the results do not apply to your investment. However, the example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return for this purpose.

Expenses Example

Example Type	Beginning Account Value 12/31/15	Ending Account Value 06/30/16	Expenses Paid During Period (1)
Actual	$1,000.00	$935.50	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect a one-half-year period. The expense ratio of the Fund is 1.15% with .15% being the inherent cost of holding the ETFs in the Fund’s portfolio and 1.0% being all other costs of maintaining the Fund.

Proxy Voting

To obtain a free copy of the Trust’s proxy voting policy and procedures, call 800-338-9476. You can also call the same number to obtain a free copy of how the Trust voted proxies related to Fund portfolio securities for the most recent 12-month period ending June 30.

Disclosure of Portfolio Holdings

Institutional Investor Trust discloses a complete schedule of the portfolio holdings on a quarterly basis during its fiscal year beginning January 1 and ending December 31. The Trust publishes second quarter listings in its Semiannual Report dated June 30 and fourth quarter listings in its Annual Report dated December 31. The Trust files first and third quarters listing with the Securities and Exchange Commission on Form N-Q. You may view Form N-Q filings on the Commission’s web site at http://www.sec.gov and at the Commission’s Public Reference Room in Washington, DC. To obtain information on the operation of the Public Reference Room, call 1-800-SEC-0330. To obtain a free copy directly from the Trust, call 800-338-9476.

Approval of Investment Advisory Agreement

At a meeting held on September 3, 2010, the Board (including the independent Board members) considered and approved and ratified the Investment Advisory Agreement with Institutional Investor Advisers, Inc. upon consideration of:

•	The nature and quality of the services provided by the Adviser. The qualifications and experience of the Adviser’s personnel and the prior relationship between the Adviser and funds that operated prior to the establishment of Institutional Investor Trust were considered. It was determined that the services provided were well-suited to the needs of the Funds and that the Advisor’s personnel were capable of dependably providing those services.

•	The reasonableness of the compensation payable to the Adviser. Considerations regarding the advisory fee included that the Adviser bears responsibility for the expenses of “interested” Trustees and has committed to bear any loss that might be incurred by the Trust as a direct result of any purchase failure. The Adviser and its parent Trust TCA have been providing administrative and shareholder services to the Trust since inception. In light of these factors, the Adviser’s fee of 75% of assets under management was deemed fair and reasonable.

•	The Fund’s expense ratio. In all cases the Adviser has limited Fund expenses to not more that 1% in excess of the inherent expense of owning exchange traded funds of .15% as of this report. When expenses exceed that 1% limit, the Adviser waives an amount of its fees sufficient to reduce total expenses to the 1% level. This commitment from the Adviser enables the Fund’s expense ratio to be considered stable and reasonable to the benefit of the Fund and its shareholders.

In its deliberations, the Board did not consider performance a factor because the Fund’s investments are determined by a quantitative technical model that reacts to market volatility and not by the Adviser’s choice of investments. Economies of scale were not considered, and comparisons with other advisory contracts were not made, because of the value of the protections and additional services that the Adviser provides as noted above at “reasonableness of compensation” and “expense ratio.”

No single factor determined the Board’s decision to approve the Investment Advisory Agreement, but rather the Trustees based their determination on the total mix of information available. Considering all the factors in their totality, the Board concluded that the advisory arrangements were fair and reasonable and that continuance would be in the best interests of the Fund and its shareholders. At a meeting held December 11, 2015, the Board voted to extend the Advisory Agreement to December 31, 2016.

Investment Adviser
Institutional Investor Advisers, Inc.
1400 Center Road
Venice, FL 34292
941-493-3600

Custodian
Caldwell Trust Company
1400 Center
Venice, FL 34285
941-493-3600

Auditors
Gregory, Sharer & Stuart, P.A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
727-821-6161

Item 2: Code of Ethics.
Not required for semiannual filings.

Item 3: Audit Committee Financial Expert.
Not required for semiannual filings.

Item 4: Principal Accountant Fees and Services.
Not required for semiannual filings.

Item 5: Audit Committee of Listed Registrants.
Not Applicable.

Item 6: Schedule of Investments.
(a) Schedule of Investments filed herewith under Item 1.
(b) Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to Registrant which is an open-end management investment company.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to Registrant which is an open-end management investment company.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to Registrant which is an open-end management investment company.

Item 10: Submission of Matters to Vote of Security Holders.
None.

Item 11: Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Note:
Roland G. Caldwell, Jr., President of Institutional Investor Trust, is the sole applicable responding officer for Institutional Investor Trust

Item 12: Exhibits.
(a)(1) Not applicable.

(a)(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Institutional Investor Trust
By:	/s/ Roland G. Caldwell, Jr., President	By:	/s/ H. Lee Thacker, Jr., Secretary
Date:	August 15, 2016	Date:	August 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Institutional Investor Trust
By:	/s/ Roland G. Caldwell, Jr., President	By:	/s/ H. Lee Thacker, Jr., Secretary
Date:	August 15, 2016	Date:	August 15, 2016

EXHIBIT LIST

● (a)(2) EX-99.CERT — Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
● (b) EX-99.906 CERT — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002